Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In 2022, the SEC adopted rules (as required by the Dodd-Frank Act) requiring disclosure of the relationship between the executive compensation actually paid and the financial performance of the Company. The below table outlines, in addition to the amounts listed in the Company’s Summary Compensation Table, the total Compensation Actually Paid (CAP) for the Principal Executive Officer (CEO), which is the Company’s Chief Executive Officer, and the average of the total compensation actually paid for the Non-CEO Named Executive Officers (NEOs), which are the Company’s Chief Financial Officer, Chief Operating Officer, SVP and General Counsel, and SVP—Corporate Development, for the year as indicated. Additionally, the table includes the Company-Selected Measure of Adjusted EBITDA, as defined and described in more detail below.
					Value of Initial Fixed $100 Investment Based On:
Year(a)	Summary Compensation Table Total for CEO(b)	Compensation Actually Paid to CEO(c)	Average Summary Compensation Table Total for Non-CEO NEOs(d)	Average Compensation Actually Paid to Non-CEO NEOs(c)(e)	Total Shareholder Return(f)	Peer Group Total Shareholder Return(g)	Net Income (Loss) (in $000’s)(h)	Company- Selected Measure: Adjusted EBITDA (in $000’s)(i)
2022	3,231,728	3,169,382	1,322,398	1,365,456	85.56	109.59	(7,583)	165,282
2021	3,379,850	2,516,453	1,097,723	855,317	74.18	137.74	(20,809)	129,047
2020	2,653,940	1,644,678	908,400	667,704	76.38	119.96	(708)	120,704

(a)
Each year is from January 1—December 31 of the indicated year.

(b)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Prior, in the Summary Compensation Table (SCT) for fiscal years 2022, 2021 and 2020.

(c)
The dollar amounts do not reflect the actual amounts of compensation paid to or received by our CEO or other NEOs during the applicable year, but rather are “Compensation Actually Paid” as such term is defined under applicable SEC rules. The amounts include the year-end value of equity awards granted during the reported year and the change in the value of equity awards, granted in previous years, that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(d)
For 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.

(e)
For 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.

(f)
Calculated as cumulative total shareholder return as if $100 was invested in Company common stock on December 31, 2019 measured through the end of the applicable year.

(g)

Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value	Change in Value of Prior Equity Awards	Change in Value of Vested Equity Awards	Compensation Actually Paid
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,453
	Other NEOs	1,097,723	(597,951)	451,611	(154,914)	58,849	855,317
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,485)	1,644,678
	Other NEOs	908,400	(403,098)	326,354	(155,763)	(8,189)	667,704
The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company has defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges and the gain (loss) on disposition of assets. In order to more closely align with similar calculations presented by companies in its industry, beginning with its 2023 financial results, the Company plans to exclude non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA. The Company regularly reports on this metric to investors in its quarterly earnings releases, and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(b)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Prior, in the Summary Compensation Table (SCT) for fiscal years 2022, 2021 and 2020.
(d)
For 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.
(e)
For 2022, reflects compensation information for Messrs. Benincasa, Martin, and Leon, and Ms. Mabey. For 2021 and 2020, reflects compensation information for Messrs. Benincasa, Martin, and Kreisher, and Ms. Mabey.

Peer Group Issuers, Footnote [Text Block]	(g)
PEO Total Compensation Amount	$ 3,231,728	$ 3,379,850	$ 2,653,940
PEO Actually Paid Compensation Amount	$ 3,169,382	2,516,453	1,644,678
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value	Change in Value of Prior Equity Awards	Change in Value of Vested Equity Awards	Compensation Actually Paid
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,453
	Other NEOs	1,097,723	(597,951)	451,611	(154,914)	58,849	855,317
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,485)	1,644,678
	Other NEOs	908,400	(403,098)	326,354	(155,763)	(8,189)	667,704
The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company has defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges and the gain (loss) on disposition of assets. In order to more closely align with similar calculations presented by companies in its industry, beginning with its 2023 financial results, the Company plans to exclude non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA. The Company regularly reports on this metric to investors in its quarterly earnings releases, and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Non-PEO NEO Average Total Compensation Amount	$ 1,322,398	1,097,723	908,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,365,456	855,317	667,704
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value	Change in Value of Prior Equity Awards	Change in Value of Vested Equity Awards	Compensation Actually Paid
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,453
	Other NEOs	1,097,723	(597,951)	451,611	(154,914)	58,849	855,317
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,485)	1,644,678
	Other NEOs	908,400	(403,098)	326,354	(155,763)	(8,189)	667,704
The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company has defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges and the gain (loss) on disposition of assets. In order to more closely align with similar calculations presented by companies in its industry, beginning with its 2023 financial results, the Company plans to exclude non-cash stock-based compensation in its adjustment to derive Adjusted EBITDA. The Company regularly reports on this metric to investors in its quarterly earnings releases, and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Performance Measures
In addition to Adjusted EBITDA, the various metrics and other factors that the Compensation Committee considers in making executive compensation awards on an annual basis are described yearly in greater detail in “Executive Compensation—Compensation Discussion and Analysis.” The four items listed below represent the most important measures the Company is currently using to link executive compensation actually paid to the Company’s actual performance, particularly cash bonus payment awards:
Adjusted EBITDA
Revenue
High Speed Data Subscribers
Mobile Subscribers

Total Shareholder Return Amount	$ 85.56	74.18	76.38
Peer Group Total Shareholder Return Amount	109.59	137.74	119.96
Net Income (Loss)	$ (7,583,000)	$ (20,809,000)	$ (708,000)
Company Selected Measure Amount	165,282	129,047	120,704
PEO Name	Mr. Prior,
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	High Speed Data Subscribers
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Mobile Subscribers
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,852,208)	$ (2,132,370)	$ (1,405,555)
PEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,254,395	1,605,470	1,137,960
PEO [Member] | Change In Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(338,571)	(581,545)	(677,183)
PEO [Member] | Change In Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,963)	245,058	(64,485)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(755,563)	(597,951)	(403,098)
Non-PEO NEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	919,625	451,611	326,354
Non-PEO NEO [Member] | Change In Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,459)	(154,914)	(155,763)
Non-PEO NEO [Member] | Change In Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (27,545)	$ 58,849	$ (8,189)